787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

September 14, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Credit Suisse High Yield Bond Fund
Investment Company Act File No. 811-8777

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company (the “Fund”), and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is the Fund’s Registration Statement on Form N-2 (the “Registration Statement”) with respect to the proposed offering by the Fund of additional common shares of beneficial interest, par value $.001 per share (the “Shares”)  on an immediate, delayed or continuous basis in reliance on Rule 415 under the 1933 Act.  The Fund is registering $90,000,000 of Shares.(1)

In accordance with Rule 111 under the 1933 Act, the Fund has sent by wire transfer to the Securities and Exchange Commission’s (the “Commission”) account at U.S. Bank the amount of $10,314 in payment of the required registration fee.

The Fund currently has an effective registration statement relating to Shares that were previously registered in a registration statement on Form N-2 (Securities Act File No. 333-176860).  The purpose of the filing of this Registration Statement is to register additional Shares, bring the financial statements contained in the registration statement and other information up-to-date and to make other non-material changes.  The prospectus and Statement of Additional Information contained in this Registration Statement are substantially identical to the definitive prospectus and Statement of Additional Information, each dated March 1, 2012, that are part of the current registration statement and which were filed with the Securities and Exchange Commission in a 497 filing on March 1, 2012

(1) Pursuant to Rule 429 under the Securities Act of 1933, as amended, this Registration Statement contains a prospectus that also relates to $3,778,401 of Shares that were previously registered pursuant to Securities Act File No. 333-176860 which remain unissued and unsold as of the filing date of this Registration Statement and for which the registration fee was paid.  The maximum aggregate offering price of all Shares offered from time to time pursuant to the prospectus included in this Registration Statement (including the $3,778,401 of Shares previously registered which remain unissued and unsold) is $93,778,401.

NEW YORK   WASHINGTON   PARIS   LONDON   MILAN   ROME   FRANKFURT   BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

(Securities Act File No. 333-176860).  Accordingly, as previously discussed with the Staff, we request that the Registration Statement be given selective review by the Staff.

The Fund expects to submit in writing at the appropriate time to the Staff of the Commission a request for the acceleration of effectiveness of the Registration Statement.

We request that the Staff review the Registration Statement as promptly as possible and transmit comments, if any, at its earliest possible convenience.  At such time as the Fund responds to comments, it will file the remaining exhibits required by Form N-2, to the extent not filed as part of this filing.

Should members of the Staff have any questions or comments concerning the Registration Statement, please call the undersigned at (212) 728-8138 or Elizabeth Miller of this office at (212) 728-8611.

Sincerely,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:	Rose F. DiMartino, Willkie Farr & Gallagher LLP
Elizabeth Miller, Willkie Farr & Gallagher LLP